Measurement of financial assets and liabilities - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Loans	$ 16,047	$ 13,603
All past due
Financial assets
Loans	$ 5	$ 4